NOTES PAYABLE	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 8 – NOTES PAYABLE

The Company’s notes payable consisted of the following for the years ended December 31, 2019 and 2018, respectively (in thousands):

	2019	2018
Notes Payable – Subordinated	$—	$400
Notes Payable – Subordinated Related Party	—	30,200
Notes Payable – Related Party	—	7,855
	—	38,455
Unamortized Debt Discount	—	(161)
Total Notes Payable	$—	$38,294

Convertible Note Issuances

On June 26, 2018, the Company borrowed $7.7 million from SK Energy under a Promissory Note dated June 25, 2018, in the amount of $7.7 million (the “June 2018 SK Energy Note”) and shown on the December 31, 2018 Balance Sheet as Note Payable – Related Party, net of debt discount from the issuance of 600,000 shares of common stock (as described below) with a fair value of $185,000 based on the market price at the issuance date. The June 2018 SK Energy Note accrues interest monthly at 8% per annum, payable quarterly, in either cash or shares of common stock (at the option of the Company), or, with the consent of SK Energy, such interest may be accrued and capitalized.

As additional consideration for SK Energy agreeing to the terms of the June 2018 SK Energy Note, the Company agreed to issue SK Energy 600,000 shares of common stock (the “Loan Shares”), with a fair value of $185,000 based on the market price on the date of issuance that was accounted for as a debt discount and is being amortized over the term of the note.

Based on a conversion price equal to $2.18 per share, pursuant to the conversion terms of the June 2018 SK Energy Note, the amount of interest under the June 2018 SK Energy Note as of December 31, 2018 equaled $155,000 and was included in the outstanding principal balance of $7,855,000, for interest not paid or issued in common stock when due, the amount is recapitalized into the face value of the note, per the terms of the June 2018 SK Energy Note. The total amount of the remaining debt discount reflected on the accompanying balance sheet as of December 31, 2018 was $161,000, which was amortized in full as of December 31, 2019, due to the note conversions, which included $107,000 of additional interest that was included in the principal balance, noted below under “Convertible Notes Amendment and Conversion” and “SK Energy Note Amendment; Note Purchases and Conversion”.

On August 1, 2018, the Company received total proceeds of $23,600,000 from the sale of multiple Convertible Promissory Notes (the “Convertible Notes”). A total of $22,000,000 in Convertible Notes were purchased by SK Energy (the “August 2018 SK Energy Note”); $200,000 in Convertible Notes were purchased by an executive officer of SK Energy; $500,000 in Convertible Notes were purchased by a trust affiliated with John J. Scelfo, a director of the Company; $500,000 in Convertible Notes were purchased by an entity affiliated with Ivar Siem, our director, and J. Douglas Schick, President of the Company; $200,000 in Convertible Notes was purchased by H. Douglas Evans (who became a Director and related party on September 27, 2018); and $200,000 in Convertible Notes were purchased by an unaffiliated party (the “Unaffiliated Holder”). The $23,600,000 is accounted for on the balance sheet as $23,200,000 of subordinated notes payable – related party and $400,000 as subordinated notes, as these notes are subordinated to the original June 2018 SK Energy Note.

The Convertible Notes accrue interest monthly at 8.5% per annum, which interest is payable on the maturity date unless otherwise converted into our common stock. The principal and interest due under the Convertible Notes are convertible into shares of our common stock, from time to time after August 29, 2018, at the option of the holders thereof, at a conversion price equal to $2.13 per share, per terms of the Convertible Notes.

The accrued interest is accounted for on the balance sheet as of December 31, 2018 as $943,000 of accrued interest – related party and $14,000 of accrued interest. As of December 31, 2019, there was no accrued interest – related party or accrued interest associated with the Convertible Notes on the Balance Sheet, as $347,000 of accrued interest – related party and $6,000 of accrued interest, incurred during 2019 together with the accrued interest outstanding as of December 31, 2018, was converted into shares of common stock due to the note conversions described below.

On October 25, 2018, the Company borrowed an additional $7.0 million from SK Energy, through the sale of a convertible promissory note in the amount of $7.0 million (the “October 2018 SK Energy Note”). The October 2018 SK Energy Note had substantially similar terms as the August 2018 SK Energy Note, except that it had a conversion price of $1.79 per share. The October 2018 SK Energy Note is due and payable on October 25, 2021 but may be prepaid at any time without penalty. The accrued interest expense related to this note for the year ended December 31, 2018 was $109,000 and is accounted for on the balance sheet as accrued interest – related party. As of December 31, 2019, there was no accrued interest – related party associated with the August 2018 SK Energy Note on the Balance Sheet, as accrued interest of $78,000 incurred during 2019 together with the accrued interest outstanding as of December 31, 2018 was converted into shares of common stock due to the note conversions described below.

January 2019 SK Energy Convertible Note

On January 11, 2019, the Company borrowed an additional $15.0 million from SK Energy, through the sale of a convertible promissory note in the amount of $15.0 million (the “January 2019 SK Energy Note”). The January 2019 SK Energy Note had substantially similar terms as the August 2018 SK Energy Note, except that it had a conversion price of $1.50 per share. The January 2019 SK Energy Note is due and payable on January 11, 2022 but may be prepaid at any time without penalty. As of December 31, 2019, there was no outstanding principal or accrued interest – related party associated with the January 2019 SK Energy Note on the Balance Sheet, due to the note conversions described below. Accrued interest-related party for this note prior to the conversion totaled $126,000.

Convertible Notes Amendment and Conversion

On February 15, 2019, the Company and SK Energy agreed to amend the Convertible Notes (including the August 2018 SK Energy Note), October 2018 SK Energy Note, and the January 2019 SK Energy Note, to remove the conversion limitation that previously prevented SK Energy from converting any portion of the notes into common stock of the Company if such conversion would have resulted in SK Energy beneficially owning more than 49.9% of the Company’s outstanding shares of common stock.

Immediately following the entry into the amendment, on February 15, 2019, SK Energy elected to convert (i) all $15,000,000 of the outstanding principal and all $126,000 of accrued interest then owed under the January 2019 SK Energy Note into common stock of the Company at a conversion price of $1.50 per share, as set forth in the January 2019 SK Energy Note into 10,083,819 shares of restricted common stock of the Company, and (ii) all $7,000,000 of the outstanding principal and all $187,000 of accrued interest under the October 2018 SK Energy Note into common stock of the Company at a conversion price of $1.79 per share, as set forth in the October 2018 SK Energy Note, into 4,014,959 shares of restricted common stock of the Company.

On March 1, 2019, the Company and SK Energy amended the June 2018 SK Energy Note, to provide SK Energy the right, at any time, at its option, to convert the principal and interest owed under such June 2018 SK Energy Note, into shares of the Company’s common stock, at a conversion price of $2.13 per share.

In addition, on March 1, 2019, the holders of $1,500,000 in aggregate principal amount of Convertible Notes sold their Convertible Notes at face value plus accrued and unpaid interest through March 1, 2019 to SK Energy (the “Convertible Note Sale”). Holders which sold their Convertible Notes pursuant to the Convertible Note Sale to SK Energy, included an executive officer of SK Energy ($200,000 in principal amount of Convertible Notes); a trust affiliated with John J. Scelfo, a director of the Company ($500,000 in principal amount of Convertible Notes); an entity affiliated with Ivar Siem, a director of the Company, and J. Douglas Schick the President of the Company ($500,000 in principal amount of Convertible Notes); and Harold Douglas Evans, a director of the Company ($200,000 in principal amount of Convertible Notes).

Immediately following the effectiveness of the SK Energy Note Amendment and Convertible Note Sale, on March 1, 2019, SK Energy and the Unaffiliated Holder elected to convert all $31,300,000 of outstanding principal and an aggregate of $1,460,000 of accrued interest under the June 2018 SK Energy Note, SK Energy’s $22 million Convertible Note and all other Convertible Notes, into common stock of the Company at a conversion price of $2.13 per share (the “Conversion Price” and the “Conversions”) as set forth in the June 2018 SK Energy Note, as amended, and the Convertible Notes (including SK Energy’s $22 million Convertible Note (collectively, the “Notes”), into an aggregate of 15,381,605 shares of restricted common stock of the Company (the “Conversion Shares”).